Note 5 - Capital Leased Assets (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
	2013	2012
Leased property under capital leases	$10,116	$9,585
Less: accumulated amortization	(3,397)	(2,905)
Leased property under capital leases, net	$6,719	$6,680